Information about financial instruments - Summary of Customers Representing Company's Total Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of major customers [line items]
Accounts receivable	$ 3,278	$ 4,809	$ 8,115
Credit risk | Customer A | America
Disclosure of major customers [line items]
Percentage of entity's revenue	33.00%	53.00%	0.00%
Accounts receivable	$ 0	$ 345,093	$ 0
Credit risk | Customer B | China
Disclosure of major customers [line items]
Percentage of entity's revenue	13.00%	15.00%	10.00%
Accounts receivable	$ 909,340	$ 1,351,560	$ 1,345,910
Credit risk | Customer C | China
Disclosure of major customers [line items]
Percentage of entity's revenue	10.00%	12.00%	56.00%
Accounts receivable	$ 0	$ 0	$ 3,411,000
Credit risk | Customer D | Japan
Disclosure of major customers [line items]
Percentage of entity's revenue	0.00%	10.00%	16.00%
Accounts receivable	$ 0	$ 0	$ 18,000